Retirement Class Prospectus | State Farm Bond Fund
STATE FARM BOND FUND (SRBOX) (SRBTX) (SRBHX)
Investment Objective:
The State Farm Bond Fund (the “Bond Fund” or the “Fund”) seeks to realize over a period of years the highest yield consistent with investing in investment grade bonds.
What are the costs of investing in the Fund?
The following table describes the fees and expenses you would pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retirement Class Prospectus State Farm Bond Fund (USD $)	R-1	R-2	R-3
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none	none
Maximum deferred sales charge (load)	none	none	none
Maximum account fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retirement Class Prospectus State Farm Bond Fund	R-1	R-2	R-3
Management fees	0.10%	0.10%	0.10%
Distribution [and/or Service] (12b-1 fees) fees	0.50%	0.30%	none
Other Expenses	0.39%	0.39%	0.39%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.01%	0.81%	0.51%

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Retirement Class Prospectus State Farm Bond Fund (USD $)	After 1 year	After 3 years	After 5 years	After 10 years
R-1	103	322	558	1,236
R-2	83	259	450	1,002
R-3	52	164	285	640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.
Principal Investment Strategies
              The Bond Fund invests primarily in investment grade bonds issued by U.S. companies, U.S. government and agency obligations, and mortgage backed securities. Under normal circumstances, the Bond Fund invests at least 80% of its net assets plus any borrowings in investment grade bonds or in bonds that are not rated, but that State Farm Investment Management Corp. (“SFIMC” or the “Manager”) has determined to be of comparable quality. A bond is investment grade if Moody’s Investors Service, Inc. (“Moody’s”) or S&P has rated the bond in one of their respective four highest rating categories. Non-investment grade bonds are commonly referred to as “junk bonds.” The Bond Fund may invest in any of the following instruments:
  Corporate Debt Securities:   investment grade securities issued by corporations and to a limited extent (up to 20% of its assets), in lower rated securities
  U.S. Government Debt Securities:  securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities
  Foreign Government Debt Securities:  investment grade securities issued or guaranteed by a foreign government or its agencies or instrumentalities, payable in U.S. dollars
  Asset Backed and Mortgage Backed Securities:  investment grade securities backed by mortgages, consumer loans and other assets
  Other Issuer Debt Securities:  the Fund may invest up to 20% of its assets in non-investment grade debt securities and preferred stocks that are convertible into common stocks as well as nonconvertible preferred stocks or securities.
The Manager may sell individual securities for several reasons including: price target of the security has been achieved, fundamental deterioration of company prospects, or better alternatives exist. Securities may also be sold based upon tax considerations, liquidity needs or other portfolio management considerations.
Principal Risks of Investing in the Fund
              Investors who purchase shares of the Fund are subject to various risks, and it is possible for you to lose money by investing in the Fund. An investment in this Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or another government agency. An investor in the Fund is subject to the following types of risks:
  Management Risk. The assessment by the Fund’s investment adviser of the securities to be purchased or sold by the Fund may prove incorrect, resulting in losses or poor performance, even in a rising market.
  Interest Rate Risk and Call Risk. The risk that the bonds the Fund holds may decline in value due to an increase in interest rates. All bonds, including those issued by the U.S. Government, are subject to interest rate risk. Bonds with longer maturities are affected more by interest rate movements than bonds with shorter maturities. Another risk associated with interest rate changes is call risk. Call risk is the risk that during periods of falling interest rates, a bond issuer will “call” or repay a higher yielding bond before the maturity date of the bond. Under these circumstances, the Fund may have to reinvest the proceeds in an investment that provides a lower yield than the called bond.
  Prepayment Risk. The risk that homeowners or consumers may repay mortgage or consumer loans, which may affect the yield of mortgage- or asset-backed securities that are backed by such loans.
  Credit Risk. The risk that a bond issuer fails to make principal or interest payments when due to the Fund, or that the credit quality of the issuer falls. The Fund’s investments in securities issued by U.S. Government sponsored entities, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”), are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed. Corporate bonds are subject to greater credit risk than U.S. Government bonds.
  High Yield, High Risk Securities. Bonds that are in low or below investment-grade categories, or are unrated at the time of purchase (sometimes referred to as “junk bonds” or high yield securities) have a greater risk of default and are more volatile than higher-rated securities of similar maturity. The value of these securities is affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated or unrated bonds may be less liquid and more difficult to value than higher-rated securities.
  Liquidity Risk. The investment adviser to the Fund may have difficulty selling securities the Fund holds at the time it would like to sell, and at the value the Fund has placed on those securities.
  Income Risk. The risk that the income from the bonds the Fund holds will decline in value due to falling interest rates.
You may want to invest in the Fund if you are seeking higher potential returns than money market funds and are willing to accept the price volatility of bonds with longer maturities, want to diversify your investments, are seeking an income mutual fund for an asset allocation program or are retired or nearing retirement. You may not want to invest in the Fund if you are investing for maximum return over a long time horizon, want the greater growth potential of an investment in equity securities or require stability of your principal.
Investment Results
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s returns year to year. The information in the bar chart relates to Class R-1 shares. The table compares the Fund’s average annual total returns for the periods listed to a measure of market performance. This information is intended to help you assess the variability of Fund returns over the periods listed. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information for the Fund is available at http://www.statefarm.com/mutual-funds/resources-tools/fund-performance/fund-performance.asp or by calling 1-800-447-4930.
Annual Total Returns for Calendar Years

The Fund’s best and worst quarters during the periods indicated in the bar chart were: Best quarter: 3.97%, during the third quarter of 2011. Worst quarter: -1.98%, during the fourth quarter of 2010
The following table illustrates the risks of investing in the Fund by comparing the Fund’s average annual total return for the periods listed to the Barclays Capital U.S. Aggregate Bond Index. The information in the performance table is intended to help you assess the variability of Fund returns over the periods listed (and consequently, the potential rewards and risks of a Fund investment). A Fund’s past performance doesn’t necessarily indicate how it will perform in the future.
Average Annual Total Returns (For the periods ended December 31, 2010)
Average Annual Total Returns - Retirement Class Prospectus State Farm Bond Fund	1-Year	5-Year	Since Inception		Inception Date
R-1	7.61%	6.12%	4.89%	[1]	Sep. 13, 2004
R-2	7.83%	6.31%	5.09%	[1]	Sep. 13, 2004
R-3	8.24%	6.64%	5.43%	[1]	Sep. 13, 2004
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	7.84%	6.50%	5.53%	[1]	Sep. 13, 2004
[1]	9/13/2004 to 12/31/2011